Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2024
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION
8.	KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation to key management personnel of the Group is as follows:

	2024	2023	2022
	US$	US$	US$

Salaries, allowances and other benefits	1,735,928	1,384,247	1,761,735
Equity-settled share-based payment expense	2,076,504	4,869,487	14,430,835
Reversal of other long-term employee benefits	-	(69,207)	(1,525,014)
Pension scheme contributions	28,088	19,189	16,226
	3,840,520	6,203,716	14,683,782